Insurance Contracts - Summary of Exposure to Interest Rate Risk of Insurance Contract (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Disclosure Of Interest Risk Of Non Life Insurance Contract [Line Items]
Exposure To Interest Rate Risk	₩ 23,382,338	₩ 22,939,099
Due from financial institutions measured at amortized cost and cash equivalents
Disclosure Of Interest Risk Of Non Life Insurance Contract [Line Items]
Exposure To Interest Rate Risk	81,806	160,249
Fixed interest rate type
Disclosure Of Interest Risk Of Non Life Insurance Contract [Line Items]
Exposure To Interest Rate Risk	489,399	501,147
Financial liabilities
Disclosure Of Interest Risk Of Non Life Insurance Contract [Line Items]
Exposure To Interest Rate Risk	24,736,159	23,714,814
Variable interest rate type
Disclosure Of Interest Risk Of Non Life Insurance Contract [Line Items]
Exposure To Interest Rate Risk	24,246,760	23,213,667
Financial assets at fair value through profit or loss
Disclosure Of Interest Risk Of Non Life Insurance Contract [Line Items]
Exposure To Interest Rate Risk	3,863,978	3,823,603
Financial assets at fair value through other comprehensive income
Disclosure Of Interest Risk Of Non Life Insurance Contract [Line Items]
Exposure To Interest Rate Risk	4,488,443	3,983,567
Securities measured at amortized cost
Disclosure Of Interest Risk Of Non Life Insurance Contract [Line Items]
Exposure To Interest Rate Risk	8,514,272	8,700,196
Loans measured at amortized cost
Disclosure Of Interest Risk Of Non Life Insurance Contract [Line Items]
Exposure To Interest Rate Risk	₩ 6,433,839	₩ 6,271,484